13. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Details
Remainder of 2014	$ 18,300	$ 0
2015	39,552	0
2016	42,638	0
2017	11,956	0
Thereafter	0	0
Total	$ 112,446	$ 0